CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales		$ 267,948	$ 260,586	$ 243,290
Cost of sales		123,099	127,959	115,427
Gross profit		144,849	132,627	127,863
Operating expenses:
General and administrative expenses		45,990	48,488	40,624
Selling expenses		17,434	181	313
Income from operations		81,425	83,958	86,926
Other income (expense):
Revaluation of warrant liability		3,485	0	0
Revaluation of earnout consideration liability		9,575	0	0
Interest expense, net of interest income of $0, $52 and $110 in 2021, 2020 and 2019, respectively		(10,235)	(5,266)	(4,753)
Amortization of deferred financing costs		(1,693)	(877)	(700)
Total other expenses, net		1,132	(6,143)	(5,453)
Income before income taxes		82,557	77,815	81,473
Income tax benefit		857	0	0
Net income		83,414	77,815	81,473
Net income attributable to redeemable non-controlling interests		69,902	0	0
Net income attributable to CompoSecure, Inc	[1]	$ 13,512	$ 77,815	$ 81,473
Net income per share attributable to Class A common stockholders - basic (usd per share)	[2]	$ 0.91
Net income per share attributable to Class A common stockholders - diluted (usd per share)	[2]	$ 0.14
Weighted average shares used to compute net income per share attributable to Class A common stockholders - basic (shares)		14,930
Weighted average shares used to compute net income per share attributable to Class A common stockholders - diluted (shares)		94,926

[1]	Net income attributable to CompoSecure, Inc. for the year ended December 31, 2021 is equal to net income for the period subsequent to business combination for the prorated period from December 27, 2021 through December 31, 2021. Net income attributable to non-controlling for the year ended December 31, 2021 is equal to net income for the period from January 1, 2021 through December 31, 2021. See Note 1.
[2]	The amounts for the year ended December 31, 2021 represent basic and diluted net income per share of Class A common stock and weighted average shares of Class A common stock outstanding for the prorated period from December 27, 2021 through December 31, 2021, the period following the Business Combination described in Note 1. See Note 14.